Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return ($)	Net Income ($)
2023	7,230,457	19,005,711	1,974,174	4,813,432	154.61	(184,678)
2022	3,325,758	24,142,912	1,110,455	4,805,393	-97.94	(181,119)
2021	6,458,360	(10,017,699)	2,069,493	(775,040)	-33.57	(69,612)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2022	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2021	David P. Meeker	Hunter C. Smith, Murray Stewart, Jennifer Lee, Yann Mazabraud and Joseph Shulman
The 2023 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:
	2023
	PEO	Average for Other NEO’s
Summary Compensation Table Total	7,230,457	1,974,174
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(5,879,796)	(1,199,513)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,977,366	2,036,531
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	573,865	78,330
	2023
	PEO	Average for Other NEO’s
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	10,292,892	2,225,371
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,189,073)	(301,461)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans	—	—
Compensation Actually Paid	19,005,711	4,813,432

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2022	David P. Meeker	Hunter C. Smith, Jennifer Lee, Yann Mazabraud and Joseph Shulman
2021	David P. Meeker	Hunter C. Smith, Murray Stewart, Jennifer Lee, Yann Mazabraud and Joseph Shulman

PEO Total Compensation Amount	$ 7,230,457	$ 3,325,758	$ 6,458,360
PEO Actually Paid Compensation Amount	$ 19,005,711	24,142,912	(10,017,699)
Adjustment To PEO Compensation, Footnote
The 2023 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:
	2023
	PEO	Average for Other NEO’s
Summary Compensation Table Total	7,230,457	1,974,174
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(5,879,796)	(1,199,513)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,977,366	2,036,531
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	573,865	78,330
	2023
	PEO	Average for Other NEO’s
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	10,292,892	2,225,371
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,189,073)	(301,461)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans	—	—
Compensation Actually Paid	19,005,711	4,813,432

Non-PEO NEO Average Total Compensation Amount	$ 1,974,174	1,110,455	2,069,493
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,813,432	4,805,393	(775,040)
Adjustment to Non-PEO NEO Compensation Footnote
The 2023 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:
	2023
	PEO	Average for Other NEO’s
Summary Compensation Table Total	7,230,457	1,974,174
ADJUSTMENTS(a):
Deduction for Amounts reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table(a)	(5,879,796)	(1,199,513)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,977,366	2,036,531
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	573,865	78,330
	2023
	PEO	Average for Other NEO’s
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	10,292,892	2,225,371
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,189,073)	(301,461)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Adjustments Related to Defined Benefit and Actuarial Pension Plans	—	—
Compensation Actually Paid	19,005,711	4,813,432

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 154.61	(97.94)	(33.57)
Net Income (Loss)	$ (184,678)	$ (181,119)	$ (69,612)
PEO Name	David P. Meeker
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,879,796)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,977,366
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,865
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,292,892
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,189,073)
PEO | Fair Value of Awards Granted during Prior Financial Year that were Forfeited during Applicable Financial Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Incremental Fair Value of Options Applicable During Financial Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Actuarial Plans And Defined Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,199,513)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,036,531
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,330
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,225,371
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,461)
Non-PEO NEO | Fair Value of Awards Granted during Prior Financial Year that were Forfeited during Applicable Financial Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Incremental Fair Value of Options Applicable During Financial Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Actuarial Plans And Defined Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount